Fair Value Measurements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains from fair value changes of trading securities and derivative assets		¥ 23,967	¥ 18,140	¥ 0
Loans receivable, Impairment loss	¥ 710,000
Equity Method Investments		0	0	¥ 0
Impairment charges of equity investment		¥ 111,567	¥ 22,030